UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                              David Rozenson, Esq.
                                 Bank of America
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

The Schedule of Investment is attached herewith.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2005
                                                             ----------------------------------------
                                                                                              % OF
                                                                              FAIR             NET
                                                                COST          VALUE          ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EQUITY HEDGE
    Alydar Fund, L.P.                                        $   2,298      $   2,657           4.15%
    Artha Emerging Markets Fund, L.P.                            1,744          2,044           3.19
    Harvest Opportunity Partners II, L.P.                        1,673          1,598           2.49
    Japan Pragmatist Fund                                        2,550          2,828           4.42
    Kinetics Partners, L.P.                                      1,193          1,477           2.31
    New Star UK Gemini Hedge Fund, Ltd.                          1,974          2,148           3.35
    TCS Capital II, L.P.                                         1,575          2,750           4.29
                                                             ---------      ---------      ---------
TOTAL EQUITY HEDGE                                              13,007         15,502          24.20

EVENT DRIVEN
    Arx Global High Yield Securities Fund I, L.P.                1,684          2,303           3.59
    Centaurus Alpha Fund, L.P.                                   1,975          2,034           3.18
    Delaware Street Capital, L.P.                                1,299          1,779           2.78
    Gracie Capital, L.P.                                         2,000          2,052           3.20
    Halcyon Fund, L.P.                                           1,777          1,843           2.88
    JANA Partners, L.P.                                          1,577          2,613           4.08
    Longacre Capital Partners, L.P.                              1,430          1,739           2.71
    Scout Capital Partners, L.P.                                 2,551          2,841           4.44
    Trafalgar Catalyst Fund                                      1,710          1,768           2.76
    Trafalgar Recovery Fund                                      2,000          2,087           3.26
                                                             ---------      ---------      ---------
TOTAL EVENT DRIVEN                                              18,003         21,059          32.88

MACRO
    Brevan Howard, L.P.                                          1,800          1,988           3.10
    Denali Partners, L.P.                                        2,400          2,603           4.06
    Graham Global Investment Fund II, Ltd. K4 Portfolio          1,566          1,351           2.11
    Julius Baer Diversified Fixed Income Hedge Fund              2,398          2,625           4.10
    Spinnaker Global Opportunity Fund, Ltd.                      1,346          2,586           4.04
                                                             ---------      ---------      ---------
TOTAL MACRO                                                      9,510         11,153          17.41

MULTI-STRATEGY AND OTHER
    Golden Tree Capital Solutions Fund                           1,500          1,578           2.47
    Kayne Anderson Capital Income Partners (QP), L.P.            1,137          1,365           2.13
                                                             ---------      ---------      ---------
TOTAL MULTI-STRATEGY AND OTHER                                   2,637          2,943           4.60

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2005
                                                             ----------------------------------------
                                                                                              % OF
                                                                              FAIR             NET
                                                                COST          VALUE          ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
RELATIVE VALUE
    ASI Global Relative Value Fund, L.P.                     $   2,650      $   2,784           4.35%
    Metacapital Fixed Income Relative Value Fund, L.P.           2,000          2,043           3.19
    Parmenides Fund, L.P.                                        1,411          1,498           2.34
                                                             ---------      ---------      ---------
TOTAL RELATIVE VALUE                                             6,061          6,325           9.88

             TOTAL PORTFOLIO FUNDS                           $  49,218      $  56,982          88.97%
                                                             =========      =========      =========

--------------------------------------------------------------------------------

    INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS, AT FAIR VALUE

                                          % OF TOTAL
                        STRATEGY          INVESTMENTS
                 -------------------------------------

                 Event Driven                  36.96%
                 Equity Hedge                  27.21%
                 Macro                         19.57%
                 Relative Value                11.10%
                 Multi-Strategy and Other       5.16%

--------------------------------------------------------------------------------

*Percentages are based on net assets of approximately $64,045.

The aggregate cost of investments for tax purposes was approximately $49,985. Net unrealized appreciation on investments for tax purposes was approximately $6,997 consisting of approximately $7,267 of gross unrealized appreciation and approximately $270 of gross unrealized depreciation.

The investments in Portfolio Funds shown above represent 88.97% of Investors' capital.

VALUATIONS

The net asset value of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is determined by or at the direction of Banc of America Investment Advisors, Inc. (the "Adviser") as of the close of business at the end of any fiscal period in accordance with accounting principles generally accepted in the United States of America and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Valuation Committee values interests in Portfolio Funds at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investment in Portfolio Funds. The Fund's Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Portfolio Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Portfolio Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the gross amount (gross of applicable fees, if any) that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the Valuation Committee believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund determines the fair value of the Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Portfolio Fund, the Valuation Committee conducts a due diligence review of the method used by the Portfolio Fund to value its portfolio, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Portfolio Fund, the Valuation Committee considers whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

Valuations provided to the Fund by a Portfolio Fund may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision that either increases or decreases the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment does not result in the Fund restating its previous net asset values to reflect such adjustment or revision by a Portfolio Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers. Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Portfolio Funds on a monthly or quarterly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Portfolio Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Portfolio Fund quickly, and could therefore be obligated to continue to hold the interests.

In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The Portfolio Funds typically provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)
Date: February 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)
Date February 24, 2006


By (Signature and Title)*             /s/ David Hohmann
                                      ---------------------------------
                                      David Hohmann, Treasurer
                                      (Prinicpal Financial Officer)
Date February 24, 2006


* Print the name and title of each signing officer under his or her signature.